Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jan. 31, 2020	Jul. 31, 2019	Sep. 10, 2018	Mar. 26, 2018
Related Party Transaction [Line Items]
Sale of stock price per share					$ 0.10
Common stock, shares issued	34,097	28,677	49,097
Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party	$ 20,000	$ 30,000
Three Directors [Member]
Related Party Transaction [Line Items]
Sale of stock price per share							$ 0.83
Common stock, shares issued							200
Convertible Debt [Member]
Related Party Transaction [Line Items]
Conversion price				$ 0.13
Promissory Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Conversion price	$ 0.40	$ 0.40
Promissory Notes [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt						$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Stacie Wilf [Member]
Related Party Transaction [Line Items]
Debt						$ 100,000
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Conversion price						$ 0.40
Debt						$ 400,000
Promissory Notes [Member] | Convertible Debt [Member] | Mr. Paul Rosenbaum [Member]
Related Party Transaction [Line Items]
Debt						100,000
Promissory Notes [Member] | Convertible Debt [Member] | Lewis Titterton [Member]
Related Party Transaction [Line Items]
Debt						100,000
Promissory Notes [Member] | Convertible Debt [Member] | Two Non-Employee Directors [Member]
Related Party Transaction [Line Items]
Debt						$ 100,000
Promissory Notes [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party		$ 60,000
Secured notes payable	$ 900,000